Borrowings	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Borrowings
23 Borrowings

	Currency	Maturity dates	Interest rates	2021 £m	2020 £m

Eurobonds	Euro	2022 to 2045	0.9% to 3.1%	7,316	8,875

	Euro*			–	984

	UK sterling	2022 to 2055	2.1% to 7.3%	4,086	4,590

	Swiss franc	2026	1.4%	203	540

Bonds issued pursuant to Rules under the U.S. Securities Act (as amended)	U.S. dollar	2022 to 2050	1.7% to 8.1%	25,625	25,461

	U.S. dollar	2022	USD 3m LIBOR + 88bps	554	548

Bonds and notes				37,784	40,998

Commercial paper				269	–

Other loans				500	1,929

Bank loans				313	317

Bank overdrafts				346	249

Lease liabilities				446	475

				39,658	43,968
* As at 31 December 2021, there were no outstanding floating Eurobonds in euro currency (2020: £984 million, 3M EURIBOR + 50bps).
Perpetual hybrid bonds issued by the Group have been classified as equity (note 22(d)) and therefore excluded from borrowings.
Other loans comprise £500 million (2020: £nil) relating to a bilateral facility and £nil (2020: £1,929 million) relating to a term loan. Commercial paper is issued at competitive rates to meet short-term borrowing requirements as and when needed.
Current borrowings per the balance sheet include interest payable of £460 million at 31 December 2021 (2020: £499 million).
Included within borrowings are £9,197 million (2020: £5,356 million) of borrowings subject to fair value hedges where their amortised cost has been increased by £101 million (2020: £173 million).
The fair value of borrowings is estimated to be £40,557 million (2020: £47,029 million) of which £38,683 million (2020: £44,059 million) has been calculated using quoted market prices and is within level 1 of the fair value hierarchy and £1,874 million (2020: £2,970 million) has been calculated based on discounted cash flow analysis and is within level 3 of the fair value hierarchy.
Amounts secured on Group assets including property, plant and equipment, inventory and receivables as at 31 December 2021 are £10 million (2020: £21 million). The majority of lease liabilities are also secured against the associated assets.
Borrowings are repayable as follows:

	Per balance sheet		Contractual gross maturities

	2021 £m	2020 £m	2021 £m	2020 £m

Within one year	3,992	4,041	4,860	4,901

Between one and two years	2,484	4,049	3,740	5,355

Between two and three years	3,853	2,587	5,092	3,829

Between three and four years	4,090	3,854	5,034	5,095

Between four and five years	2,739	4,108	3,675	5,025

Beyond five years	22,500	25,329	32,203	35,848

	39,658	43,968	54,604	60,053
The contractual gross maturities in each year include the borrowings maturing in that year together with forecast interest payments on all borrowings which are outstanding for all or part of that year.
Borrowings are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	Functional currency £m	U.S. dollar £m	UK sterling £m	Euro £m	Other currencies £m	Total £m

31 December 2021

Total borrowings	30,363	2,837	453	5,775	230	39,658

Effect of derivative financial instruments

– cross-currency swaps	2,219	–	(450)	(1,973)	–	(204)

– forward foreign currency contracts	(24)	(464)	–	58	432	2

	32,558	2,373	3	3,860	662	39,456

31 December 2020

Total borrowings	32,000	2,700	452	8,221	595	43,968

Effect of derivative financial instruments

– cross-currency swaps	3,795	–	(450)	(3,536)	(265)	(456)

– forward foreign currency contracts	593	(460)	–	(520)	394	7

	36,388	2,240	2	4,165	724	43,519
The exposure to interest rate changes when borrowings are re-priced is as follows:

	Within 1 year £m	Between 1-2 years £m	Between 2-3 years £m	Between 3-4 years £m	Between 4-5 years £m	Beyond 5 years £m	Total £m

31 December 2021

Total borrowings	3,999	2,477	3,853	4,090	2,739	22,500	39,658

Effect of derivative financial instruments

– interest rate swaps	4,192	–	(500)	(1,107)	–	(2,585)	–

– cross-currency swaps	566	(652)	–	(19)	–	(99)	(204)

	8,757	1,825	3,353	2,964	2,739	19,816	39,454

31 December 2020

Total borrowings	6,519	1,568	2,594	3,855	4,108	25,324	43,968

Effect of derivative financial instruments

– interest rate swaps	219	(219)	–	–	–	–	–

– cross-currency swaps	454	–	(744)	–	(23)	(143)	(456)

	7,192	1,349	1,850	3,855	4,085	25,181	43,512
Lease liabilities are repayable as follows:

	Per balance sheet		Contractual gross maturities

	2021 £m	2020 £m	2021 £m	2020 £m

Within one year	126	137	142	156

Between one and two years	93	98	106	114

Between two and three years	66	71	76	80

Between three and four years	49	47	56	55

Between four and five years	38	35	43	41

Beyond five years	74	87	103	104

	446	475	526	550
For more information on leasing arrangements, refer to note 13(b).
As at 31 December 2021, the Group’s undrawn committed borrowing facilities (note 26) amount to £7,850 million (2020: £9,366 million) with £4,850 million maturing within one year (2020: £6,366 million maturing within one year), £150 million maturing between three and four years and with £2,850 million maturing between four and five years (2020: £3,000 million maturing between four to five years).

The Group’s composition and movements in net debt are presented below along with a reconciliation to the financing activities in the Group Cash Flow Statement:

	2021 £m

	Opening balance	Cash flow	Foreign exchange	Fair value, accrued interest and other	Closing balance

Borrowings (excluding lease liabilities)*	43,493	(3,768)	(387)	(126)	39,212

Lease liabilities	475	(154)	(22)	147	446

Derivatives in respect of net debt (note 19)	(346)	(22)	277	–	(91)

Cash and cash equivalents (note 21)	(3,139)	75	258	(3)	(2,809)

Current investments held at fair value (note 18)	(242)	(205)	(2)	(7)	(456)

	40,241	(4,074)	124	11	36,302

	2020 £m

	Opening balance	Subsidiaries acquired	Cash flow	Foreign exchange	Fair value, accrued interest and other	Closing balance

Borrowings (excluding lease liabilities)*	44,787	–	(1,049)	(195)	(50)	43,493

Lease liabilities	579	1	(164)	(24)	83	475

Derivatives in respect of net debt (note 19)	(143)	–	(240)	(134)	171	(346)

Cash and cash equivalents (note 21)	(2,526)	(96)	(768)	264	(13)	(3,139)

Current investments held at fair value (note 18)	(123)	–	(119)	20	(20)	(242)

	42,574	(95)	(2,340)	(69)	171	40,241
* Borrowings as at 31 December 2021 include £754 million (2020: £790 million) in respect of the purchase price adjustments relating to the acquisition of Reynolds American.
‘Fair value, accrued interest and other’ movements in lease liabilities in 2021 mainly comprise additions of £147 million (2020: £85 million) (net of reassessments, modifications and terminations), see note 13(a). The movement of £7 million (2020: £20 million) in current investments held at fair value represents the fair value gains for these investments.

	2021 £m	2020 £m

Cash flows per net debt statement	(4,074)	(2,340)

Non-financing cash flows included in net debt	33	1,129

Interest paid	(1,479)	(1,737)

Interest element of lease liabilities	(23)	(26)

Remaining cash flows relating to derivative financial instruments	251	(43)

Purchases of own shares held in employee share ownership trusts	(82)	(18)

Proceeds from issue of perpetual hybrid bonds	1,681	–

Coupon paid on perpetual hybrid bonds	(6)	–

Dividends paid to owners of the parent	(4,904)	(4,745)

Capital injection from and purchase of non-controlling interests	1	17

Dividends paid to non-controlling interests	(150)	(136)

Other	3	2

Net cash used in financing activities per cash flow statement	(8,749)	(7,897)